OPERATING EXPENSES (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of expenses [text block] [Abstract]
Performance-based Cash Awards	£ 89	£ 137	£ 102